Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20:- SUBSEQUENT EVENTS:

On March 10, 2022, the Company announced that its RFID division, BOS-Dimex, acquired the assets of Dagesh Inventory Counting and Maintenance Ltd, or Dagesh, which provides inventory-counting services in Israel, mainly for retail stores.

In consideration for the acquisition, BOS shall pay Dagesh a total amount of NIS 2.7 million (approximately $828,000) as follows:

●	At closing, the Company paid NIS 2.15 million;

●	NIS 150,000 shall be paid in April 2023;

●	Approximately NIS 300,000 shall be paid as an earn out payment, in April 2023; and

●	NIS 100,000 shall be paid in March 2024.

The consideration includes payment of earn-out through February 28, 2023 which eventually was higher by NIS 123,000 (approximately $35,000) than initially estimated. As a result, the total consideration increased from $793,000 to $828,000.  This increase was recorded as expenses in year 2022, under general and administrative.